Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 134,155.2	$ 1,939.8	₨ 120,060.9	₨ 94,120.3
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	123,070.6	1,779.5	110,927.2	86,237.9
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	10,839.6	156.7	8,985.0	7,695.8
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 245.0	$ 3.6	₨ 148.7	₨ 186.6